Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]

Principles of Consolidation

The financial statements of the Company include the accounts of Wells-Gardner Electronics Corporation and its wholly-owned subsidiary, American Gaming & Electronics, Inc. All significant intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates, Policy [Policy Text Block]

Management Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (GAAP USA) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses, during the reporting period. Actual results could differ from those estimates.

Revenue Recognition, Policy [Policy Text Block]

Revenue Recognition

In general, the Company recognizes revenue when the following criteria are met: evidence of an arrangement between the Company and its customer exists, shipment has occurred or services have been rendered, the sales price is fixed and determinable and collectibility is reasonably assured. Generally, these terms are met upon shipment.

Revenue from video gaming terminal sales with standard payment terms is recognized upon the passage of title and transfer of the risk of loss. The Company recognizes revenue even if it retains a form of title to products delivered to customers, provided the sole purpose is to enable the Company to recover the products in the event of a customer payment default and the arrangement does not prohibit the customer’s use of the product in the ordinary course of business.

Fair Value of Financial Instruments, Policy [Policy Text Block]	Financial Instruments The fair value of the Company’s financial instruments does not materially vary from the carrying value of such instruments.
Receivables, Policy [Policy Text Block]

Receivables

Receivables are carried at original invoice or closing statement amount less estimates made for doubtful receivables. Management determines the allowances for doubtful accounts by reviewing and identifying troubled accounts on a monthly basis and by using historical experience applied to an aging of accounts. A receivable is considered to be past due if any portion of the receivable balance is outstanding past terms which are normally 30 to 60 days. Receivables are written off when deemed uncollectible. Recoveries of receivables previously written off are recorded when received.

Inventory, Policy [Policy Text Block]

Inventory Obsolescence & Costing Methods

The Company uses a standard cost method to value inventory. Standard cost is the expected cost of producing a good or service under normal conditions. The standard cost method used approximates the lower of cost (first-in, first-out) or market within a reasonable allowance. The Company provides an allowance for estimated obsolete or excess inventory based on assumptions about future demands for its products.

Standard Product Warranty, Policy [Policy Text Block]

Provision for Warranty

The Company offers certain warranties on its products and has a general provision for estimated future charges incurred in connection with in-warranty repairs and services. This provision is based on historical actual repairs. If the actual charges incurred exceed management’s estimates, operating results could be impacted.

Property, Plant and Equipment, Policy [Policy Text Block]

Property, Plant & Equipment

Property, plant and equipment are stated at cost and are depreciated and amortized for financial reporting purposes over the estimated useful lives on a straight-line basis as follows: machinery & equipment - five to fifteen years and leasehold improvements - shorter of lease term or estimated useful life. Capitalized software costs are amortized on a straight-line basis over the expected economic life of the software of three to seven years.

Goodwill and Intangible Assets, Goodwill, Policy [Policy Text Block]

Goodwill

The Company accounts for its goodwill resulting from its purchase of American Gaming and Electronics, Inc. in conformity with GAAP USA. GAAP USA requires that goodwill not be amortized, but instead be tested for impairment at least annually, which the Company does annually in the fourth quarter. The Company determined that there was no impairment of goodwill in 2013 and 2012 by utilization of a discounted cash flow analysis.

Research and Development Expense, Policy [Policy Text Block]

Engineering Research & Development

Engineering research and development costs for the years ended December 31, 2013, 2012 and 2011 were approximately $1,791,000, $1,740,000, and $1,502,000, respectively, which were 3.1%, 3.4%, and 3.5% of annual sales, respectively. These costs are recorded in engineering, selling & administrative expenses on the consolidated statement of operations.

Income Tax, Policy [Policy Text Block]

Income Taxes

The Company uses the asset and liability method of accounting for income taxes. Under the asset and liability method, the Company recognizes deferred tax assets and liabilities for the future tax consequences attributable to differences between the financial statement carrying amounts and the tax basis of existing assets and liabilities. The Company records a valuation allowance to reduce deferred tax assets to an amount for which realization is more likely than not.

Earnings Per Share, Policy [Policy Text Block]

Earnings Per Share

Basic earnings per share is based on the weighted-average number of common shares outstanding whereas diluted earnings per share includes the dilutive effect of unexercised common stock options and warrants. Potentially dilutive securities are excluded from diluted earnings per share calculations for periods with a net loss. For all periods reported, earnings per share have been retroactively restated to reflect the stock dividends issued in 2011.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]

Stock Based Compensation

At December 31, 2013, the Company has two stock-based compensation plans, which are described more fully in Note 5. The Company accounts for these plans under the recognition and measurement principles of GAAP USA.

Reclassification, Policy [Policy Text Block]	Reclassifications Certain amounts in previously issued financial statements and financial statement footnotes have been reclassified to conform to the current year’s presentation.
Subsequent Events, Policy [Policy Text Block]	Subsequent Events The Company evaluated subsequent events through the date the financial statements were issued.
New Accounting Pronouncements, Policy [Policy Text Block]	Recently Issued Accounting Pronouncements None.